Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	¥ 54,559	¥ 55,632	¥ 53,616
Building in process to obtain title certificates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	¥ 6,459	¥ 9,605